Maintenance Rights Intangible and Lease Premium (Details 2) (Maintenance rights intangible, USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Maintenance rights intangible
Movements in the Maintenance rights intangible
AerCap Transaction	$ 3,975,286
EOL contract cash receipt	(27,571)
EOL and MR contract maintenance rights expense	(103,236)
Transfer to lease incentive	(32,220)
Other	(2,803)
Balance, net at end of period	$ 3,809,456